Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Taxes [Abstract]
Schedule of reconciles the statutory rate to the Company's effective tax rate
	For the Years ended December 31,
	2017	2016	2015
China Statutory income tax rate	25.0	25.0	25.0
Effect of favorable income tax rate in certain entity in PRC	(2.8)	(3.0)	(13.9)
Non-PRC entities not subject to PRC tax (3)	4.5	3.0	1.1
Research &Development (“R&D”) tax credit (1)	(0.3)	(0.5)	(1.5)
Non-deductible expenses-permanent difference (2)	0	1.1	0.3
Change in valuation allowance	2.9	4.6	0.2
Effective tax rate	29.3%	30.2%	11.2%

(1)	According to PRC tax regulations, 150% of current year R&D expense approved by the local tax authority may be deducted from tax income.

(2)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

(3)	Represents the tax losses incurred from operations outside of China.

Schedule of income before income tax expense

	For the Years ended December 31,
	2017	2016	2015
Income before income tax expense from China	11,136,874	7,252,723	2,764,578
Loss before income tax expense from outside of China	(1,730,009)	(797,287)	(113,203)
Total	9,406,865	6,455,436	2,651,375

Schedule of income tax provision (benefit)
	For the Years ended December 31,
	2017	2016	2015
Current	2,954,130	1,997,042	341,208
Deferred	(194,050)	(44,686)	(45,448)
Total	2,760,080	1,952,356	295,760

Schedule of deferred tax asset
Deferred tax asset	December 31 2017	December 31, 2016

Provision of doubtful accounts	$296,535	$89,015
Tax loss carried forwards	1,729,036	1,445,876
Valuation allowance on tax losses	(1,729,036)	(1,445,876)
	$296,535	$89,015

Schedule of taxes payable
	December 31,	December 31,
	2017	2016

VAT tax payable	$191,284	$461,107
Corporate income tax payable	2,927,254	1,596,874
Land use tax and other taxes payable	233,974	252,921
Total	$3,352,512	$2,310,902